Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2024	May 31, 2023
Accelerated Share Repurchases [Line Items]
Accrued payroll		$ 387,927	$ 277,020
Refund liability	[1]	167,369	138,549
Payable for purchase of property and equipment		36,136	27,093
Amounts reimbursable to employees	[2]	29,965	15,437
Accrued advertising fees		23,035	14,426
Advance payment from students	[3]	20,298	19,323
VAT payable		17,920	12,300
Payment to merchant (d)	[4]	16,772	0
Welfare payable		11,682	9,294
Payable for investments and acquisitions		9,885	9,531
Royalty fees payable (e)	[5]	8,640	7,568
Refundable deposits (f)	[6]	8,004	5,825
Rent payable		6,283	6,124
Other taxes payable		3,371	5,095
Accrued professional service fees		1,709	2,824
Others (g)	[7]	25,809	19,028
Total		$ 774,805	$ 569,437

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Amounts reimbursable to employees include travelling and business related expenses.
[3]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.
[4]	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.
[5]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[6]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[7]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.